Investment Objectives and Goals - Saba Opportunistically Hedged Closed-End Funds ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Saba Opportunistically Hedged Closed-End Funds ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Saba Opportunistically Hedged Closed-End Funds ETF (the “Fund”) seeks to provide capital appreciation and dividend income.